Consolidated Companies and Business Acquired and Divested - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [table]
Customer deposits		€ 617,400			€ 609,517
Savings accounts		587,902			€ 561,158
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [table]
Settlement price		29
Cash consideration		29
Profit (loss) from discontinued operations		(29)
INGs Retail Banking operations in Austria [member]
Disclosure of analysis of single amount of discontinued operations [table]
Settlement price		29
Cash consideration		29
Mortgage loans		1,000
Other personal lending		400
Profit (loss) from discontinued operations		(26)
Savings accounts		1,700
Loans to banks		400
Czech Retail Banking [member]
Disclosure of analysis of single amount of discontinued operations [table]
Savings accounts		2,500
Government bond portfolio		500
ING Lease Italy [member]
Disclosure of analysis of single amount of discontinued operations [table]
Settlement price	€ 1,162
Cash consideration	368
Profit (loss) from discontinued operations			€ (2)	€ (123)
Deferred purchase price	20
Senior Loan facility for the portfolio of lease receivables	€ 774
Makelaarsland [Member]
Disclosure of analysis of single amount of discontinued operations [table]
Profit (loss) from discontinued operations		(3)
Payvision [Member]
Disclosure of analysis of single amount of discontinued operations [table]
Impairment loss on intangible assets		44
Impairment loss on deferred tax asset		€ 14
Intersoftware Group B.V., Findata Access B.V. and Unitrust B.V. (ISW Group) [member]
Disclosure of detailed information about business combination [table]
Percentage of voting equity interest acquired			80.00%
Total purchase consideration			€ 18
Goodwill recognised			€ 17